Accrued Expenses (Details) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation payable	$ 154,853	$ 540,513	$ 214,327
Accrued general and administrative expenses	166,380	94,265	62,743
Accrued research and development expenses	216,722	695,551	1,380,440
Accrued interest	120,677	90,512	33,114
Loss on legal settlement	150,000	100,000
Total accrued expenses	$ 808,632	$ 1,520,841	$ 1,696,793